RELATED PARTY TRANSACTIONS (Details) - Private placement [Member]	Dec. 31, 2015 $ / shares shares
Purshase of shares by related party	980,000
Chief Executive Officer [Member]
Purshase of shares by related party	490,000
Purchase price | $ / shares	$ 301